THE EUROPEAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
MAY 31, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES       VALUE
-------------------------------------------------  ---------  ------------
COMMON STOCK (95.3%)
BELGIUM (0.2%)
Real Software (Computer Software)+(s)............       203   $    13,743
Ubizen (Computer Software)+(s)...................       268        39,518
                                                              -----------
                                                                   53,261
                                                              -----------

DENMARK (0.7%)
ISS A/S (Commercial Services)+(s)................       801        57,708
Novo Nordisk A/S (Pharmaceuticals)(s)............       597        98,258
                                                              -----------
                                                                  155,966
                                                              -----------

FINLAND (4.4%)
Helsingin Puhelin OYJ (Telecommunication
  Services)(s)...................................       400        28,193
Nokia OYJ (Telecommunications-Equipment)(s)......    15,599       807,219
Sampo Insurance Co. Ltd., A Shares
  (Insurance)(s).................................     1,342        56,005
Sonera OYJ (Telecommunication Services)(s).......       299        15,057
Stora Enso OYJ, R Shares (Forest Products &
  Paper)(s)......................................     8,724        83,726
Tietoenator OYJ (Computer Software)(s)...........       906        35,205
                                                              -----------
                                                                1,025,405
                                                              -----------

FRANCE (15.3%)
Alcatel (Telecommunications-Equipment)(s)........     6,822       375,169
Alstom (Machinery)(s)............................     2,933        77,793
Aventis SA (Pharmaceuticals)(s)..................     1,585       102,452
Axa (Insurance)(s)...............................     1,775       260,085
Banque Nationale de Paris (Financial
  Services)(s)...................................     2,106       188,960
Carrefour SA (Retail)(s).........................     1,209        85,044
Castorama Dubois Investissement SA (Retail)(s)...       239        60,066
Christian Dior SA (Retail)(s)....................       270        61,347
Coface (Financial Services)(s)...................       291        26,987
Fimatex (Financial Services)+(s).................     2,391        40,401
France Telecom SA (Telecommunication
  Services)(s)...................................     1,096       159,069
Genset SA (Biotechnology)+(s)....................       412        30,490
              SECURITY DESCRIPTION                  SHARES       VALUE
-------------------------------------------------  ---------  ------------
FRANCE (CONTINUED)
Groupe Danone (Food, Beverages & Tobacco)(s).....       657   $   152,993
Lafarge SA (Building Materials)(s)...............     1,141        87,826
Lagardere S.C.A. (Multi - Industry)(s)...........     1,230        85,551
Louis Vuitton Moet Hennessy (Food, Beverages &
  Tobacco)(s)....................................       242        98,120
Renault SA (Automotive)(s).......................     2,736       128,135
Sanofi-Synthelabo SA (Pharmaceuticals)(s)........     2,234        96,856
Societe Generale (Banking)(s)....................     1,980       113,570
STMicroelectronics NV (Electronics)(s)...........     1,243        73,660
Suez Lyonnaise des Eaux SA (Utilities)(s)........       835       139,386
Total Fina Elf, B Shares (Oil-Services)+(s)......     3,107       486,666
Usinor SA (Metals & Mining)(s)...................     3,266        39,072
Vinci (Construction & Housing)...................     1,380        60,393
Vivendi SA (Utilities)(s)........................     4,806       512,557
                                                              -----------
                                                                3,542,648
                                                              -----------

GERMANY (11.2%)
Allianz AG (Insurance)(s)........................       345       122,732
BASF AG (Chemicals)(s)...........................     3,852       156,645
Bayer AG (Chemicals)(s)..........................     4,092       157,107
Brokat Infosystems AG (Computer Software)+(s)....       300        32,813
Consors Discount Broker AG (Financial
  Services)+(s)..................................       700        65,014
DaimlerChrysler AG (Automotive)(s)...............     1,956       105,754
Deutsche Bank AG (Banking)(s)....................     3,169       242,899
Deutsche Telekom AG (Telecommunication
  Services)(s)...................................     7,016       432,685
Dresdner Bank AG (Banking)(s)....................     1,950        79,570
Heidelberger Druckmaschinen AG (Machinery)(s)....     1,000        65,102
Intershop Communications AG (Computer
  Software)+(s)..................................       100        40,249
Marschollek, Lautenschlaeger und Partner AG
  (Financial Services)(s)........................       186        87,713
Metro AG (Retail)(s).............................       860        27,914
MG Technologies AG (Diversified
  Manufacturing)(s)..............................     4,600        68,256
Muenchener Rueckversicherungs-Gesellschaft AG
  (Insurance)(s).................................       436       125,794

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES       VALUE
-------------------------------------------------  ---------  ------------
GERMANY (CONTINUED)
PrimaCom AG (Broadcasting & Publishing)+(s)......       934   $    40,658
Schering AG (Pharmaceuticals)(s).................     1,284       191,356
Siemens AG (Diversified Manufacturing)(s)........     1,979       288,527
ThyssenKrupp AG (Diversified Manufacturing)(s)...     2,000        33,942
Veba AG (Diversified Manufacturing)(s)...........     3,732       187,586
Volkswagen AG (Automotive)(s)....................     1,170        46,711
                                                              -----------
                                                                2,599,027
                                                              -----------

IRELAND (1.2%)
CRH PLC (Building Materials)(s)..................     3,665        63,219
Fyffes PLC (Food, Beverages & Tobacco)(s)........     1,000         1,391
Irish Life & Permanent PLC (Financial
  Services)(s)...................................    10,808        84,696
Jefferson Smurfit Group PLC (Forest Products &
  Paper)(s)......................................    40,992        79,832
Trintech Group PLC (Computer Software)+(s).......     2,202        44,722
                                                              -----------
                                                                  273,860
                                                              -----------

ITALY (5.2%)
Banca Fideuram SPA (Financial Services)(s).......     5,400        81,228
Banca Popolare di Milano (Banking)(s)............     6,350        41,105
Bayerische Vita SPA (Insurance)(s)...............     8,400        73,071
Bipop-Carire SPA (Banking)(s)....................     9,000        81,211
Credito Emiliano SPA (Banking)(s)................     8,480        24,300
ENI SPA (Oil-Services)(s)........................    39,984       214,326
Fiat SPA (Automotive)(s).........................     4,000       101,011
Mediolanum SPA (Insurance)(s)....................     3,000        45,627
Saipem SPA (Oil-Services)(s).....................    13,700        68,100
San Paolo - IMI SPA (Banking)(s).................     4,900        71,344
Telecom Italia Mobile SPA (Telecommunication
  Services)(s)...................................    21,530       223,027
Telecom Italia SPA (Telecommunication
  Services)(s)...................................     8,182       112,300
UniCredito Italiano SPA (Financial
  Services)(s)...................................    13,734        60,372
                                                              -----------
                                                                1,197,022
                                                              -----------
              SECURITY DESCRIPTION                  SHARES       VALUE
-------------------------------------------------  ---------  ------------

NETHERLANDS (8.4%)
Buhrmann NV (Wholesale & International
  Trade)(s)......................................     1,736   $    52,565
Equant NV (Computer Systems)+(s).................     1,626        70,662
Getronics NV (Computer Systems)(s)...............     2,391        39,802
Heineken NV (Food, Beverages & Tobacco)(s).......     1,172        59,834
ING Groep NV (Financial Services)(s).............     4,138       246,024
Koninklijke KPN NV (Telecommunication
  Services)(s)...................................     2,207       198,124
Koninklijke Numico NV (Food, Beverages &
  Tobacco)(s)....................................     2,074        88,784
Koninklijke Philips Electronics NV
  (Electronics)(s)...............................    11,356       504,032
Lycos Europe NV (Computer Systems)+(s)...........     3,200        40,805
Randstad Holding NV (Commercial Services)(s).....     1,300        52,444
Royal Dutch Petroleum Co. (Oil-Production)(s)....     5,664       346,837
United Pan-Europe Communications NV
  (Telecommunication Services)+(s)...............     2,821        72,651
Vendex KBB NV (Retail)(s)........................     2,303        40,793
Versatel Telecom International NV
  (Telecommunication Services)+(s)...............     1,700        61,013
VNU NV (Broadcasting & Publishing)(s)............     1,613        81,824
                                                              -----------
                                                                1,956,194
                                                              -----------

NORWAY (0.1%)
Schibsted ASA (Broadcasting & Publishing)(s).....     1,319        25,609
                                                              -----------

PORTUGAL (0.7%)
Portugal Telecom SA (Telecommunication
  Services)(s)...................................     3,440        37,325
PT Multimedia - Servicos de Telecomunicacoes
  (Telecommunication Services)+(s)...............     1,100        54,934
Sonae SGPS SA (Retail)(s)........................       600        26,097
Telecel-Communicacoes Pessoais SA
  (Telecommunication Services)+(s)...............     3,300        53,250
                                                              -----------
                                                                  171,606
                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES       VALUE
-------------------------------------------------  ---------  ------------
SPAIN (5.0%)
Amadeus Global Travel Distribution SA (Transport
  & Services)+(s)................................     4,200   $    38,833
Banco Bilbao Vizcaya Argentaria SA
  (Banking)(s)...................................     7,322       101,855
Banco Santander Central Hispano SA
  (Banking)(s)...................................    13,178       128,444
Endesa SA (Electric)(s)..........................    11,279       232,421
Iberdrola SA (Electric)(s).......................     4,000        50,821
Repsol YPF SA (Oil-Production)(s)................     6,814       144,520
Telefonica SA (Telecommunication Services)+(s)...    16,696       340,640
TelePizza SA (Food, Beverages & Tobacco)+(s).....     5,600        31,939
Union Electrica Fenosa SA (Electric)(s)..........     4,266        88,422
                                                              -----------
                                                                1,157,895
                                                              -----------

SWEDEN (5.1%)
Autoliv, Inc. (SDR) (Automotive Supplies)(s).....     2,191        60,166
Electrolux AB, Series B (Appliances & Household
  Durables)(s)...................................     2,773        46,765
ForeningsSparbanken AB (Banking)(s)..............     6,300        93,665
Hennes & Mauritz AB, B Shares (Retail)(s)........     1,835        46,216
Modern Times Group MTG AB, B Shares (Broadcasting
  & Publishing)+(s)..............................       900        40,192
OM Gruppen AB (Financial Services)(s)............     1,400        56,385
Skandia Forsakrings AB (Insurance)(s)............     6,004       153,214
Skandinaviska Ensklida Banken (Banking)(s).......     5,049        54,899
Tele1 Europe Holding AB (Telecommunication
  Services)+(s)..................................     2,124        25,569
Telefonaktiebolaget LM Ericsson AB, B Shares
  (Telecommunications-Equipment)(s)..............    30,019       607,841
                                                              -----------
                                                                1,184,912
                                                              -----------

SWITZERLAND (9.9%)
ABB Ltd. (Holding Companies)(s)..................     1,164       143,869
Carrier 1 International SA (Telecommunication
  Services)+(s)..................................       577        45,751
              SECURITY DESCRIPTION                  SHARES       VALUE
-------------------------------------------------  ---------  ------------
SWITZERLAND (CONTINUED)
Compagnie Financiere Richemont AG (Food,
  Beverages & Tobacco)(s)........................        34   $    84,248
Credit Suisse Group (Financial Services)(s)......       839       155,920
Fantastic Corp (Computer Software)+(s)...........     1,341        17,597
Nestle SA (Food, Beverages & Tobacco)(s).........       203       385,640
Novartis AG (Pharmaceuticals)(s).................       219       321,717
Roche Holding AG (Pharmaceuticals)(s)............        35       367,552
Schweizerische Lebensversicherungs-und
  Rentenanstalt (Insurance)(s)...................       100        57,227
SGS Societe Generale de Surveillance Holding SA
  (Commercial Services)(s).......................        48        87,788
Swisscom AG (Telecommunication Services)(s)......       494       172,827
The Swatch Group AG (Consumer Goods &
  Services)(s)...................................       260        65,038
UBS AG (Banking)(s)..............................     1,834       246,427
Zurich Allied AG (Insurance)(s)..................       300       146,903
                                                              -----------
                                                                2,298,504
                                                              -----------

UNITED KINGDOM (27.9%)
3i Group PLC (Financial Services)(s).............     5,400       102,188
ARM Holdings PLC (Electronics)+(s)...............     9,000        79,641
AstraZeneca Group PLC (Pharmaceuticals)(s).......     1,604        67,565
BAE Systems PLC (Aerospace)(s)...................    14,544        91,199
Bank of Scotland (Banking)(s)....................     6,000        56,502
BG Group PLC (Gas Exploration)(s)................    15,422        92,440
Billiton PLC (Metals & Mining)(s)................    19,600        66,505
Bookham Technology PLC (Electronics)+(s).........       300        14,798
BP Amoco PLC (Oil-Production)(s).................    75,603       687,660
British Airways PLC (Airlines)(s)................     4,000        21,644
British American Tobacco PLC (Food, Beverages &
  Tobacco)(s)....................................     6,546        38,258
British Sky Broadcasting Group PLC (Broadcasting
  & Publishing)+(s)..............................     6,300       115,359
British Telecommunications PLC
  (Telecommunications)(s)........................    15,845       229,504

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES       VALUE
-------------------------------------------------  ---------  ------------
UNITED KINGDOM (CONTINUED)
Cable & Wireless PLC (Telecommunications)(s).....     4,632   $    77,200
Cadbury Schweppes PLC (Food, Beverages &
  Tobacco)(s)....................................    18,268       121,514
Carlton Communications PLC (Entertainment,
  Leisure & Media)(s)............................     3,000        35,605
Celltech Group PLC (Pharmaceuticals)+(s).........     3,000        43,587
CMG PLC (Computer Systems)(s)....................     2,400        33,686
Compass Group PLC (Food, Beverages &
  Tobacco)(s)....................................     5,100        57,099
Dixons Group PLC (Retail)(s).....................    12,981        61,412
Enterprise Oil PLC (Oil-Production)(s)...........     3,000        21,390
Glaxo Wellcome PLC (Pharmaceuticals)(s)..........    14,726       416,026
Glynwed International PLC (Diversified
  Manufacturing)(s)..............................    10,921        38,199
Granada Group PLC (Consumer Goods &
  Services)(s)...................................     4,000        35,456
Great Universal Stores PLC (Retail)(s)...........     9,200        57,139
Hanson PLC (Building Materials)(s)...............    11,400        80,856
Hays PLC (Commercial Services)(s)................     9,400        52,691
Hilton Group PLC (Restaurants & Hotels)(s).......    13,000        47,997
HSBC Holdings PLC (Financial Services)(s)........    21,157       233,391
Imperial Chemical Industries PLC
  (Chemicals)(s).................................     4,800        38,457
Jazztel PLC (Telecommunication Services)+(s).....       570        21,752
Kingfisher PLC (Retail)(s).......................     6,600        60,969
Lloyds TSB Group PLC (Banking)(s)................    29,508       319,339
Marconi PLC (Telecommunications-Equipment)(s)....    11,930       143,552
MEPC PLC (Real Estate)(s)........................     8,451        55,582
MFI Furniture Group PLC (Household
  Products)(s)...................................    27,470        25,047
National Power PLC (Electric)(s).................     8,790        48,286
Northern Foods PLC (Food, Beverages &
  Tobacco)(s)....................................    15,400        26,587
Nycomed Amersham PLC (Medical Supplies)(s).......     7,704        66,388
              SECURITY DESCRIPTION                  SHARES       VALUE
-------------------------------------------------  ---------  ------------
UNITED KINGDOM (CONTINUED)
Ocean Group PLC (Transport & Services)(s)........     3,400   $    61,749
Pearson PLC (Broadcasting & Publishing)(s).......     3,100        93,417
Prudential PLC (Insurance)(s)....................     8,668       131,057
Reckitt Benckiser PLC (Household Products)(s)....     8,300        90,940
Reuters Group PLC (Broadcasting &
  Publishing)(s).................................     8,388       124,880
Royal & Sun Alliance Insurance Group PLC
  (Insurance)(s).................................    17,027       101,297
Royal Bank of Scotland Group PLC (Banking)(s)....     6,617       108,800
Sage Group PLC (Computer Software)(s)............     7,700        74,641
ScottishPower PLC (Electric)(s)..................    11,300        89,522
Smith & Nephew PLC (Medical Supplies)(s).........    12,300        32,726
SmithKline Beecham PLC (Pharmaceuticals)(s)......    24,606       314,103
Standard Chartered PLC (Banking)(s)..............     5,800        74,646
Tesco PLC (Retail)(s)............................    31,800        96,018
TI Group PLC (Diversified Manufacturing)(s)......     7,300        40,374
Trinity Mirror PLC (Broadcasting &
  Publishing)(s).................................     3,000        23,856
Vodafone AirTouch PLC (Telecommunications)(s)....   219,152       999,123
Williams PLC (Diversified Manufacturing)(s)......     7,000        39,761
Woolwich PLC (Financial Services)(s).............    10,800        49,722
WPP Group PLC (Business & Public Services)(s)....     4,400        53,471
                                                              -----------
                                                                6,482,573
                                                              -----------
  TOTAL COMMON STOCK (COST $17,748,587)..........              22,124,482
                                                              -----------
RIGHTS (0.1%)
NETHERLANDS (0.1%)
Koninklijke Numico NV (Food, Beverages &
  Tobacco)+(s)...................................     2,074           962
Via Net.Works, Inc. (Computer Software)+(s)......     2,078        29,388
                                                              -----------
  TOTAL RIGHTS (COST $67,915)....................                  30,350
                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                    AMOUNT
                                                   (IN USD)      VALUE
                                                   ---------  ------------
SHORT-TERM INVESTMENTS (0.9%)
U.S. TREASURY OBLIGATIONS (0.9%)
United States Treasury Bill, 5.98%(y)
  due 10/12/00 (cost $215,222)(s)................  $220,000   $   215,246
                                                              -----------
TOTAL INVESTMENTS (COST $18,031,724) (96.3%)................
                                                               22,370,078
OTHER ASSETS IN EXCESS OF LIABILITIES (3.7%)................
                                                                  862,737
                                                              -----------
NET ASSETS (100.0%).........................................  $23,232,815
                                                              ===========

------------------------------
+ -Non-income producing security.

(s)Security is fully or partially segregated with custodian as collateral for futures contracts or with broker as initial margin for futures contracts. $8,579,049 of the market value has been segregated.

(y) Yield to maturity.

SDR -Swedish Depository Receipt

Note: Based on the cost of investments of $18,031,724 for federal income tax purposes at May 31, 2000, the aggregated gross unrealized appreciation and depreciation was $5,512,948 and $1,174,594, respectively, resulting in net unrealized appreciation of $4,338,354.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

                                                       PERCENT OF
                                                    TOTAL INVESTMENT
                                                    ----------------
Telecommunication Services........................         9.3%
Pharmaceuticals...................................         9.1%
Telecommunications-Equipment......................         8.7%
Banking...........................................         8.3%
Financial Services................................         6.7%
Telecommunications................................         5.9%
Insurance.........................................         5.8%
Oil - Production..................................         5.4%
Food, Beverages & Tobacco.........................         5.2%
Oil - Services....................................         3.5%
Diversified Manufacturing.........................         3.1%
Electronics.......................................         3.0%
Utilities.........................................         2.9%
Retail............................................         2.8%
Broadcasting & Publishing.........................         2.5%
Electric..........................................         2.3%
Automotive........................................         1.7%
Chemicals.........................................         1.6%
Computer Software.................................         1.5%
Commerical Services...............................         1.1%
Building Materials................................         1.0%
Computer Systems..................................         0.8%
Forest Products & Paper...........................         0.7%
Machinery.........................................         0.7%
Holding Companies.................................         0.6%
Consumer Goods & Services.........................         0.5%
Household Products................................         0.5%
Medical Supplies..................................         0.5%
Metals & Mining...................................         0.5%
Transport & Services..............................         0.5%
Aerospace.........................................         0.4%
Gas Exploration...................................         0.4%
Multi-Industry....................................         0.4%
Automotive Supplies...............................         0.3%
Construction & Housing............................         0.3%
Real Estate.......................................         0.3%
Appliances & Household Durables...................         0.2%
Business & Public Services........................         0.2%
Entertainment, Leisure & Media....................         0.2%
Restaurants & Hotels..............................         0.2%
Wholesale & International Trade...................         0.2%
Airlines..........................................         0.1%
Biotechnology.....................................         0.1%
                                                         -----
                                                         100.0%
                                                         =====

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MAY 31, 2000
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $18,031,724 )                        $22,370,078
Foreign Currency at Value (Cost $1,201,017 )                      1,199,177
Receivable for Investments Sold                                      52,850
Unrealized Appreciation of Forward Foreign Currency
  Contracts                                                          87,794
Variation Margin Receivable                                          37,271
Dividends Receivable                                                 33,704
Foreign Tax Reclaim Receivable                                       18,365
Receivable for Expense Reimbursement                                  7,964
Interest Receivable                                                   2,768
Prepaid Trustees' Fees                                                   31
Prepaid Expenses and Other Assets                                       281
                                                                -----------
    Total Assets                                                 23,810,283
                                                                -----------
LIABILITIES
Payable to Custodian                                                350,003
Payable for Investments Purchased                                    87,267
Unrealized Depreciation of Forward Foreign Currency
  Contracts                                                          77,483
Advisory Fee Payable                                                 13,299
Administrative Services Fee Payable                                     499
Administration Fee Payable                                               22
Fund Services Fee Payable                                                21
Accrued Expenses                                                     48,874
                                                                -----------
    Total Liabilities                                               577,468
                                                                -----------
NET ASSETS
Applicable to Investors' Beneficial Interests                   $23,232,815
                                                                ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax of $37,154)                  $245,714
Interest Income                                                                21,330
                                                                             --------
    Investment Income                                                         267,044
EXPENSES
Advisory Fee                                                    $  86,177
Custodian Fees and Expenses                                        50,199
Professional Fees and Expenses                                     25,033
Administrative Services Fee                                         3,246
Amortization of Organization Expense                                1,394
Fund Services Fee                                                     224
Trustees' Fees and Expenses                                           120
Administration Fee                                                    104
Miscellaneous                                                       4,623
                                                                ---------
    Total Expenses                                                171,120
Less: Reimbursement of Expenses                                   (37,683)
                                                                ---------
NET EXPENSES                                                                  133,437
                                                                             --------
NET INVESTMENT INCOME                                                         133,607
NET REALIZED GAIN (LOSS) ON
  Investments                                                     702,102
  Futures Contracts                                              (127,976)
  Foreign Currency Transactions                                  (113,535)
                                                                ---------
    Net Realized Gain                                                         460,591
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
  Investments                                                      (4,265)
  Futures Contracts                                                38,969
  Foreign Currency Contracts and Translations                      43,982
                                                                ---------
    Net Change in Unrealized Appreciation                                      78,686
                                                                             --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $672,884
                                                                             ========

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                FOR THE SIX
                                                                MONTHS ENDED     FOR THE FISCAL
                                                                MAY 31, 2000       YEAR ENDED
                                                                (UNAUDITED)     NOVEMBER 30, 1999
                                                                ------------    -----------------
DECREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                                           $    133,607      $    222,515
Net Realized Gain on Investments                                     460,591           440,485
Net Change in Unrealized Appreciation of Investments                  78,686         2,408,676
                                                                ------------      ------------
    Net Increase in Net Assets Resulting from Operations             672,884         3,071,676
                                                                ------------      ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                                     22,872,546        14,558,410
Withdrawals                                                      (25,742,472)      (19,480,002)
                                                                ------------      ------------
    Net Decrease from Investors' Transactions                     (2,869,926)       (4,921,592)
                                                                ------------      ------------
    Total Decrease in Net Assets                                  (2,197,042)       (1,849,916)
NET ASSETS
Beginning of Period                                               25,429,857        27,279,773
                                                                ------------      ------------
End of Period                                                   $ 23,232,815      $ 25,429,857
                                                                ============      ============

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                          FOR THE FISCAL         FOR THE PERIOD
                             FOR THE                                                        YEAR ENDED           MARCH 28, 1995
                         SIX MONTHS ENDED     FOR THE FISCAL       FOR THE ELEVEN          DECEMBER 31,         (COMMENCEMENT OF
                           MAY 31, 2000         YEAR ENDED          MONTHS ENDED       --------------------    OPERATIONS) THROUGH
                           (UNAUDITED)       NOVEMBER 30, 1999    NOVEMBER 30, 1998      1997        1996       DECEMBER 31, 1995
                         ----------------    -----------------    -----------------    --------    --------    -------------------
RATIOS TO AVERAGE NET
  ASSETS
  Net Expenses                   1.00%(a)          1.00%                0.87%(a)         0.88%       0.84%               0.90%(a)
  Net Investment
    Income                       1.01%(a)          0.89%                1.17%(a)         1.47%       1.65%               1.67%(a)
  Expenses without
    Reimbursement                1.28%(a)          1.59%                1.11%(a)         0.89%       0.84%               0.90%(a)
Portfolio Turnover                 47%(b)            68%                  99%(b)           65%         57%                 36%(b)

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE EUROPEAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
MAY 31, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The European Equity Portfolio (the "portfolio") is one of five subtrusts (portfolios) comprising The Series Portfolio (the "series portfolio"). The series portfolio is registered under the Investment Company Act of 1940, as amended, as a no-load open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The portfolio's investment objective is to provide a high total return from a portfolio of equity securities of European companies. The portfolio commenced operations on March 28, 1995. The Declaration of the Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The portfolio may have elements of risk not typically associated with investments in the United States due to concentrated investments in a limited number of countries or regions which may vary throughout the year. Such concentrations may subject the portfolio to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions which could cause the securities and their markets to be less liquid and prices more volatile than those comparable to the United States. The ability of the issuers of debt securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The portfolio values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national securities exchange or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Securities listed on a foreign exchange are valued at the last traded price or, in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange available before the time when net assets are valued. Independent pricing service procedures may also include the use of prices based on yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, operating data, and general market conditions. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the portfolio's/fund's independent pricing service or principal market maker or dealer, such securities are priced using fair values in accordance with procedures adopted by the portfolio's Trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the

THE EUROPEAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------
      exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) Expenses incurred by the series portfolio with respect to any two or more portfolios in the series portfolio are allocated in proportion to the net assets of each portfolio in the series portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   e) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates and to enhance returns. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward and spot foreign currency translations.

   f) A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the

THE EUROPEAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------
      time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

   g) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and wholly-owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio pays JPMIM at an annual rate of 0.65% of the portfolio's average daily net assets. For the six months ended May 31, 2000 such fees amounted to $86,177.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended May 31, 2000, the fee for these services amounted to $104.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first
      $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended May 31, 2000, the fee for these services amounted to $3,246.

THE EUROPEAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

      In addition, Morgan has agreed to reimburse the portfolio to the extent necessary to maintain the total operating expenses of the portfolio at no more than 1.00% of the average daily net assets of the portfolio through February 28, 2001. For the six months ended May 31, 2000, Morgan has agreed to reimburse the portfolio $35,224 for expenses under this agreement.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $224 for the six months ended May 31, 2000.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $100.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended May 31, 2000 were as follows:

               COST OF            PROCEEDS
               PURCHASES         FROM SALES
               ---------         -----------
               $11,514,687       $13,878,737

Open futures contracts at May 31, 2000 are summarized as follows:

                                                                   NET UNREALIZED  CURRENT MARKET VALUE
                                                   CONTRACTS LONG   APPRECIATION       OF CONTRACTS
                                                   --------------  --------------  --------------------
DJ Euro Stoxx 50, expiring June 2000.............             10   $      17,559   $           482,612
FTSE 100 Index, expiring June 2000...............             10          28,376               951,794
                                                   -------------   -------------   -------------------
Totals...........................................             20   $      45,935   $         1,434,406
                                                   =============   =============   ===================

THE EUROPEAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MAY 31, 2000
--------------------------------------------------------------------------------

At May 31, 2000 the portfolio had open forward currency contracts as follows:

                                                                U.S. DOLLAR  NET UNREALIZED
                                                   CONTRACTUAL   VALUE AT    APPRECIATION/
                                                      VALUE       5/31/00    (DEPRECIATION)
                                                   -----------  -----------  --------------
PURCHASE CONTRACTS
Danish Krone 1,929,685, expiring 8/24/2000.......  $  233,618   $  240,883   $       7,265
Euro 2,682,845, expiring 8/24/2000...............   2,435,197    2,502,652          67,455
Euro 233,000 for CHF 362,187.....................     215,559      217,351           1,792
Norwegian Krone 765,027, expiring 8/24/2000......      84,069       85,447           1,378
Pound Sterling 684,158, expiring 8/24/2000.......   1,018,082    1,024,348           6,266

                                                   SETTLEMENT
                                                     VALUE
                                                   ----------
SALES CONTRACTS
Danish Krone 1,929,685, expiring 8/24/2000.......     234,413     240,883          (6,470)
Euro 2,375,644, expiring 8/24/2000...............   2,161,069   2,216,084         (55,015)
Pound Sterling 684,158, expiring 8/24/2000.......   1,018,487   1,024,349          (5,862)
Swedish Krona 847,341, expiring 8/24/2000........      92,890      94,664          (1,774)
Swiss Franc 451,696, expiring 8/24/2000..........     264,108     268,832          (4,724)
                                                                            -------------
Net Unrealized Appreciation on Forward Foreign
 Currency Contracts..............................                           $      10,311
                                                                            =============

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.